Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Finished goods	€ 777	€ 635
Raw materials and supplies	452	375
Spare parts and other	151	147
Total inventories	1,380	1,157
Write-down of inventories	€ 41	€ 41	€ 29